Depreciation and Amortization (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cost of goods sold	¥ 18,985	$ 2,762	¥ 16,981	¥ 16,354
Selling expenses	0	0	11	20
Administrative expenses	25,524	3,712	25,885	26,819
Depreciation	¥ 44,509	$ 6,474	¥ 42,877	¥ 43,193